Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company has evaluated events and transactions subsequent to June 30, 2025, through the date the unaudited condensed consolidated financial statements were issued. Except as disclosed in the unaudited condensed consolidated financial statements previously and items below, there are no other events to report:

On July 7, 2025, in connection with the settlement with a former employee for $300,000, the Company issued 89,308 Common Stock, valued at $200,000, or $2.24 per share, see Note 17 Commitments and Contingencies.

On July 8, 2025, the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Amended and Restated – 2022 Equity Incentive Pan (the “Plan”), which amended the Plan to (i) increase the number of shares that may be issued under the Plan from 351,857 to 626,749, (ii) provide for the annual automatic increase of such reserve in order to maintain an authorized amount of 15% of the total outstanding shares, and (iii) provide for an automatic increase of such reserve in the event of a Dilution Event (as defined in the Plan) in order to maintain an authorized amount of 10% of the total outstanding shares.

On July 31, 2025, Company entered into a purchase loan agreement with PCCU, for the sale of a $385,642 loan receivable recognized as an asset held for sale in the unaudited condensed consolidated balance sheet as on June 30, 2025. On July 31, 2025, the Company received $384,527 from PCCU.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law, which enacts significant changes to U.S. tax and related laws. Some of the provisions of the new tax law affecting corporations include, but are not limited to, current deduction of domestic research expenses, increasing the limit of the interest expense deduction to thirty percent of EBITDA, and one hundred percent bonus depreciation on eligible property acquired after January 19, 2025. The Company is currently evaluating the impact the new tax law will have on its financial condition and results of operations. Preliminarily, the Company does not anticipate a change to its effective income tax rate and its net deferred federal income tax assets as the Company maintains a full valuation allowance. The impact of the tax law changes from the OBBBA will be included in the Company’s financial statements beginning in the quarter ending September 30, 2025.

On August 7, 2025, the Board of Directors of the Company approved a grant of stock options to its Audit Committee Chair for 53,144 shares of common stock at an exercise price of $2.40 per share. The stock options vests immediately. Additionally, the Board of Directors approved a grant of stock options to Terrence Mendez for 91,751 shares of common stock at an exercise price of $2.40 per share. The stock option vests 100% on upon the Company’s successful completion of an equity financing that results in gross proceeds to the Company of at least $4 million.

On August 27 and September 9, 2025, the Company issued Convertible Promissory Notes totaling $687,500, which were exchanged on September 30, 2025 for 825 shares of Series B Convertible Preferred Stock and related warrants.

On September 17, 2025, the Company entered into a Common Stock Purchase Agreement with CREO Investments LLC permitting sales of up to the lesser of $150 million of Class A common stock or 582,899 shares (19.99% of outstanding shares), subject to Nasdaq rules. The agreement was amended on September 30, 2025 to apply 25% of proceeds toward redemption of Series B Preferred Stock.

On September 30, 2025, the Company entered into a Securities Purchase Agreement to issue 31,052 shares of Series B Preferred Stock and warrants to purchase 1,999,544 shares of common stock for aggregate consideration of approximately $28.8 million, including $6.3 million in cash. Certain directors and officers participated, subject to stockholder approval.

Also on September 30, 2025, the Company (i) exchanged $10.7 million of debt owed to Partner Colorado Credit Union for 13,436 shares of Series B Preferred Stock and warrants to purchase 865,200 shares of common stock, and (ii) terminated its Forward Purchase Agreement through issuance of 5,002 shares of Series B Preferred Stock and warrants to purchase 322,111 shares of common stock..

On October 14, 2025, the Series B Warrants were amended and restated to correct the exercisability date and changed it from six months and one day after the Issuance Date (as defined in the Series B Warrant) to six months and one day after the Applicable Date (as defined in the Series B Warrant). There were no other changes to the Series B Warrant.

Note 21. Subsequent events

The Company has evaluated events and transactions subsequent to December 31, 2024 through the date the consolidated financial statements were issued. Except as disclosed in the consolidated financial statements previously and items below, there are no other events to report:

●	Effective January 21, 2025, the Company appointed Terrance E. Mendez as Co-Chief Executive Officer (Co-CEO), alongside Sundie Seefried, whose title changed to Co-CEO. Mr. Mendez, age 49, has extensive leadership experience in cannabis-related businesses and financial management roles. The Company entered into a three-year employment agreement with Mr. Mendez, providing an annual salary of $360,000, eligibility for performance-based incentives, and stock options vesting over three years. The agreement includes a 10-month post-termination non-compete and non-solicitation clause.

●	On January 28, 2025, Sundie Seefried informed the Board of Directors of the Company of her decision to resign as Co-Chief Executive Officer, effective February 28, 2025. Ms. Seefried will continue to serve as a member of the Board. Her resignation was not due to any disagreement with the Company or concerns regarding its operations, policies, or practices. Upon her departure, Terrance E. Mendez transitioned from Co-Chief Executive Officer to the sole Chief Executive Officer of the Company.

●	On January 29, 2025, the Company and PCCU entered into a letter agreement to defer the principal payments on the Note for the months of February and March 2025 (the “Deferral Period”). The Company will remain responsible for payment of interest during the Deferral Period and will extend the Note repayment period for an additional two months.

●	On March 1, 2025, the Company and PCCU modified the PCCU Note. According to the terms of the Amended PCCU Note, the principal balance is $10,748,408, accruing interest at an annual rate of 4.25%. The Company will make interest-only payments until January 5, 2027, after which it will begin making both principal and interest payments until the maturity date on October 5, 2030. The Amended PCCU Note also includes provisions for early repayment, along with prepayment fees, such as a yield maintenance fee in the case of prepayment or acceleration. Furthermore, the agreement preserves PCCU’s first-priority security interest in the Company’s assets as outlined in the security agreement dated March 29, 2023. The Company executed the Amended PCCU Note to restructure its financial obligations and extend the repayment timeline.

●	On April 1, 2025, the Company received a letter from the Staff, indicating that the Company had not regained compliance with the Minimum Bid Price Requirement by March 31, 2025, and unless the Company requests a hearing and appeals the determination by April 8, 2025, the Company’s class A common stock and warrants would be delisted from The Nasdaq Capital Market and that trading of the Company’s securities will be suspended, effective at opening of business on April 10, 2025. Further, the Company was notified that on April 10, 2025, a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on The Nasdaq Stock Market. On April 7, 2025, the Company was notified by the staff of The Nasdaq Stock Market LLC’s Listing Qualifications Department that the Staff has determined that for 10 consecutive business days, from March 24, 2025 to April 4, 2025, the minimum closing bid price for the Company’s Class A common stock was at least $1.00 per share or greater. Accordingly, the Staff has determined that the Company has regained compliance with Minimum Bid Price Requirement, and, as such, the Staff has indicated that the matter of the Company’s compliance with Minimum Bid Price Requirement is now closed.

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On April 7, 2025, the Company received a letter from Nasdaq indicating that the Company was not in compliance with Nasdaq’s Listing Rule 5550(b)(1) because the Company’s shareholders’ equity for the year ended December 31, 2024, as reported in the Company’s Current Report on Form 8-K on April 1, 2025, was below the minimum shareholders’ equity requirement of $2,500,000 (the “Shareholders’ Equity Requirement”).

The Notice had no immediate effect on the Company’s continued listing on Nasdaq, subject to the Company’s compliance with the other continued listing requirements. In accordance with Nasdaq rules, the Company has been provided 45 calendar days, to submit a plan to regain compliance with the Shareholders’ Equity Requirement (the “Compliance Plan”). If the Compliance Plan is accepted, Nasdaq may grant up to 180 calendar days from the date of the Notice for the Company to regain compliance with the Shareholders’ Equity Requirement.

The Company intends to timely submit a Compliance Plan to Nasdaq to regain compliance with the Shareholders’ Equity Requirement. There can be no assurance that Nasdaq will accept the Company’s plan or that the Company will be able to regain compliance with Listing Rule 5550(b)(1) or maintain compliance with any other Nasdaq requirement in the future.